BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS
BORROWINGS

13. BORROWINGS

As of December 31, 2022 and 2023, the contractual maturities of the borrowings are all within one year.

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Short‑term borrowings	619,000	290,450

In September 2022, Beike Technology Co., Ltd entered into a RMB460.0 million 356-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.58%. RMB 43.3 million, RMB47.8 million, RMB43.3 million and RMB325.6 million were scheduled to be paid off on February 28, 2023, March 21, 2023, August 31, 2023 and September 21, 2023, respectively. By the end of December 31, 2023, the borrowings were fully paid off upon maturity.

In December 2022, Beike Technology Co., Ltd entered into a RMB140.0 million 360-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.58%. RMB23.3 million, RMB3.9 million, RMB23.3 million and RMB89.5 million were scheduled to be paid off on March 31, 2023, June 30, 2023, September 30, 2023 and December 25, 2023,respectively, according to the borrowing contract. By the end of December 31, 2023, the borrowings were fully paid off upon maturity.

In December 2022, Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd entered into a RMB19.0 million 360-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.58%. RMB3.2 million and RMB15.8 million were scheduled to be paid off on June 30, 2023 and December 25, 2023, respectively, according to the borrowing contract. By the end of December 31, 2023, the borrowings were fully paid off upon maturity.

In September 2023, Beike Technology Co., Ltd entered into a RMB277.8 million 267-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.35%. RMB43.3 million, RMB47.8 million and RMB186.7 million are scheduled to be paid off on February 29, 2024, March 31, 2024 and June 21, 2024, respectively.

In December 2023, Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd entered into a RMB12.7 million 363-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.30%. RMB3.2 million and RMB9.5 million are scheduled to be paid off on June 30, 2024 and December 25, 2024, respectively.